Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Sustainable Infrastructure ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ticker: BLLD
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are well-positioned to develop the infrastructure required to facilitate a sustainable and inclusive economy.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES1(Expenses that you pay each year as a percentage of the valueof your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In managing the Fund, the adviser identifies companies that, in the adviser’s opinion, are developing solutions to provide sustainable infrastructure and are thus well-positioned to benefit from growing demand for sustainable infrastructure. Infrastructure includes not only physical structures such as roads, bridges, or buildings but also companies providing key social services such as medical operators, digital connectivity providers, and enabling technologies (such as data centers and cell towers), technology, logistics, or other operational processes. For purposes of the Fund’s name and investment theme, “sustainable infrastructure” refers to infrastructure that facilitates accessibility to public goods and services such as electricity, renewable energy, clean water, digital access, transportation, medical facilities, affordable housing and education. For purposes of the Fund’s investment objective, companies that are providing infrastructure “to facilitate a sustainable and inclusive economy” include companies that currently are facilitating access to essential goods and services, improved connectivity, social infrastructure, and environmental resilience, or are in the process of developing products or services to facilitate such access. The Fund is a “thematic” fund meaning that the Fund seeks to identify and invest in companies that are relevant to the investment theme of sustainable infrastructure. Companies are selected in relation to the following key sub-themes: Electricity Infrastructure – Companies that the adviser believes are providing network and storage infrastructure. Renewables Infrastructure – Companies that the adviser believes are developing infrastructure to support clean or renewable energy. Transport Infrastructure – Companies that the adviser believes are providing transportation-related infrastructure such as railways. Water Infrastructure – Companies that the adviser believes are investing in water infrastructure such as water treatment and purification. Digital Infrastructure – Companies that the adviser believes are developing and investing in digital infrastructure such as data storage. Sustainable Logistics – Companies that the adviser believes are providing sustainable logistics solutions, including logistics warehouses, sorting centers and facilities that facilitate the movement of goods from a transportation hub to the final delivery destination. Medical Infrastructure – Companies that the adviser believes are investing in medical infrastructure and healthcare facilities, including senior living. Social Housing and Education Infrastructure – Companies that the adviser believes are focused on providing access to affordable housing and education. These sub-themes may change from time to time as businesses, technologies, and practices evolve or emerge to facilitate sustainable infrastructure. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of companies that further or engage in sustainable infrastructure activities as determined by the adviser based on its sustainable investment inclusion process (the 80% policy). “Assets” means net assets plus the amount of borrowings for investment purposes. In implementing its main strategies, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts. The Fund is not managed to an index and may invest in equity securities in both U.S. and foreign markets, including emerging markets. The Fund may invest a significant portion of its assets in small capitalization companies and have significant positions in specific sectors or markets from time to time. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to equity markets, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund may use futures contracts to invest incoming cash in the market or sell futures contracts in response to cash outflows, thereby gaining equity market exposure while maintaining a cash balance for liquidity. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. Investment Process: The Fund is an actively managed Fund and applies the investment process described below to select investments for the Fund, other than its investments in derivatives and money market funds. The adviser begins with a universe of over 10,000 stocks of companies of all capitalization levels in both developed and emerging markets as potential investments for the Fund. In identifying companies that are facilitating sustainable infrastructure from the starting universe, the adviser uses the following three steps. Exclusionary Framework: As an initial step, the Fund seeks to avoid investing in companies that the adviser has determined, based on its exclusionary framework, to be significantly involved in certain business activities or industries, such as controversial weapons, conventional weapons, or thermal coal. This exclusionary framework relies on multiple data inputs including information from third-party providers who identify an issuer’s participation in or the revenue which they derive from activities that are inconsistent with values- and norms-based screens. The adviser may modify the exclusionary framework without notice to shareholders to, among other things, modify the data inputs, change third-party data providers, or add or remove certain business activities or industries from the screening process. Identification of Opportunity Set: After applying the exclusionary framework, the adviser uses its proprietary system, known as Themebot to help identify companies that are facilitating sustainable infrastructure through their products and services. Themebot is designed to recognize key words and concepts that the adviser believes are attributable to such companies. Through natural language processing, Themebot analyzes public documentation such as regulatory filings, broker reports, news reports or company profiles sourced directly from the applicable company or third parties. As part of its process, Themebot determines textual relevance (based, in part, on the occurrences of key words and phrases), and revenues from the products or services that the adviser has identified as facilitating sustainable infrastructure. Based on this processing, Themebot systematically ranks stocks based on textual relevance and revenue attribution to help the adviser prioritize its review of individual companies for inclusion in the portfolio. Sustainable Investment Inclusion Process: The adviser then reviews individual securities using the adviser’s proprietary sustainable investment inclusion process to identify securities that the adviser believes are facilitating sustainable infrastructure. For all companies reviewed by the adviser under the sustainable investment inclusion process, the adviser analyzes: (1) the applicable environmental and/or social benefits associated with a company’s products and services and how they are facilitating sustainable infrastructure, (2) the risks to the company, including whether there are business activities in other areas that could negate the positive benefits created by the company’s products or services, and (3) the governance qualifications of the company such as an evaluation of management structure, employee practices, remuneration of staff and tax compliance. The process also uses a revenue threshold of 20% (subject to change as determined by the adviser from time to time) to determine whether a company’s products and services facilitate sustainable infrastructure subject to review by the adviser to determine whether such revenue is reasonably attributable to such products or services. For companies that are identified as being below the revenue threshold or where the adviser determines that revenue is not available, relevant or meaningful, the adviser may still determine that the company facilitates sustainable infrastructure based on one or more of the following considerations: (1) an identification of who benefits from the company’s products and services, (2) the scale and scope of the company’s products and services, and (3) the social or environmental outcomes associated with the company’s products and services and whether such outcomes would happen without such products or services. Only companies that the adviser has identified as facilitating sustainable infrastructure under the sustainable investment inclusion process are eligible for inclusion under the Fund’s 80% policy. Security Selection. After identifying the companies that it believes are facilitating sustainable infrastructure, the adviser selects securities using an active, bottom-up investment approach to determine which companies are best positioned to achieve the Fund’s objective of long-term capital appreciation based on fundamental analysis, including ongoing discussions between the adviser’s stewardship team and/or investment team and companies (also known as engagement). For purposes of the Fund’s 80% policy, the adviser is not limited to companies identified by Themebot and may add companies that have not been identified by Themebot but which the adviser has determined to be facilitating sustainable infrastructure using the sustainable investment inclusion process. If a company ceases to qualify as a company that facilitates sustainable infrastructure, the adviser may sell the security or alternatively retain the security if the adviser believes the company can resolve the issue in the short-term based on the adviser's engagement with the company or other available information. Up to 20% of the Fund’s Assets may be invested in cash and cash equivalents, derivatives, and investments that do not satisfy the adviser’s sustainable investment inclusion process and/or in investments that are not directly related to the sub-themes listed above. In addition, for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including affiliated money market funds.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the MSCI ACWI Index (net total return). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF). Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-457-6383 (844-4JPM ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter4th quarter, 202315.44%Worst Quarter4th quarter, 2024-11.60%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the “Return Before Taxes” due to an assumed benefit from any losses on a sale of Shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the “Return Before Taxes” due to an assumed benefit from any losses on a sale of Shares at the end of the measurement period.
Sustainable Infrastructure ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money investing in the Fund.
Sustainable Infrastructure ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Sustainable Infrastructure ETF | Equity Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.
Sustainable Infrastructure ETF | General Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
Sustainable Infrastructure ETF | Foreign Securities and Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Sustainable Infrastructure ETF | Geographic Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Sustainable Infrastructure ETF | Thematic Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund’s thematic investing strategies could cause it to perform differently compared to funds that do not have such strategies. The Fund relies on the adviser’s proprietary system and investment process for the identification of securities for inclusion in the Fund that reflect the theme of sustainable infrastructure and its related sub-themes. The Fund’s performance may suffer if such securities are not correctly identified or if the theme or a sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Fund do not benefit from the development of such themes or sub-themes. There is no guarantee that the adviser’s investment process will reflect the theme and sub-theme exposures intended. The criteria related to the Fund’s thematic investing strategies, including the exclusion of securities of companies in certain business activities or industries, may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for thematic reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund may underperform funds that invest in a broader array of investments. In addition, there is a risk that the companies identified by the adviser’s investment process as reflecting the theme of sustainable infrastructure or its related sub-themes, do not operate as expected. While the Adviser seeks to identify business activities in other areas that could negate the positive benefits created by a company’s products or services, the adviser’s ability to identify such business activities may be complicated in companies that have multiple lines of business, complex structures or are launching new lines of business. The adviser and its proprietary system assess companies by using a wide set of data inputs, combined with fundamental analysis. While the adviser looks to data inputs that it believes to be reliable, the adviser cannot guarantee the accuracy of its proprietary system or third party data. Under the adviser’s investment process, data inputs may include information self-reported by companies and third party providers that may be based on criteria that differs significantly from the criteria used by the adviser to evaluate relevance to the Fund’s investment theme. In addition, the criteria used by third-party providers can differ significantly, and data can vary across providers and within the same industry for the same provider. Moreover, there is no common definition of sustainable infrastructure and as a result there may be significant differences in interpretations of what it means for a company to be facilitating sustainable infrastructure. While the adviser believes its definitions and sustainable investment inclusion process are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.
Sustainable Infrastructure ETF | Sustainable Infrastructure Investment Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sustainable Infrastructure Investment Focus Risk. The Fund’s investment strategy and the adviser’s determinations of what is considered sustainable infrastructure may result in the Fund investing in securities or industry sectors that underperform the market and other funds that do not have the same considerations. The Fund’s focus on securities of issuers that, in the adviser’s opinion, are developing solutions to address sustainable infrastructure and benefit from growing demand for such solutions will result in exposure to certain market segments, including certain types of utilities, electricity, renewables, transportation, water, digital, sustainable logistics, and medical and may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for sustainability reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies selected for their relation to the sub-themes do not operate as expected when addressing sustainability issues. The Fund will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. The factors that the adviser considers in evaluating sustainable infrastructure may change over time. There may also be differences in interpretations of what it means for a company to “facilitate a sustainable and inclusive economy.” The portfolio decisions that the adviser makes may differ with other investors’ or investment managers’ views. The Fund is particularly exposed to, and may be negatively impacted by changes in global and regional standards, environmental protection regulatory actions, government regulation of medical facilities, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. In addition, scientific developments, such as breakthroughs in electrical and water engineering and advancements in technology, including digital technology and changes in governmental policies relating to infrastructure, may affect investments in infrastructure which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, transportation, and digital infrastructure. ●Electricity and Renewables Infrastructure: Utility companies and other companies providing renewable energy and electrification are subject to many additional business, economic, environmental, and regulatory risks, including volatility in commodity prices and changes in supply and demand, operating risks including outages, structural and maintenance, impairment and safety problems; changes in the regulatory environment at federal, state and local levels, and in foreign markets, environmental regulation and liability risk, terrorism risk, extreme weather and other natural disasters, and capital markets risk, resulting in higher capital costs or impacting growth and access to capital. ●Transport Infrastructure: Companies providing transportation infrastructure may be adversely affected by factors including changes in the economy, increases in fuel and operating costs, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation. The prices of the securities of companies involved in transportation infrastructure such as road and railway companies may fluctuate widely due to, in addition to the factors above, their cyclical nature, occasional sharp price movements, and increased competition. ●Water Infrastructure: Utility companies and other companies providing water infrastructure are subject to significant regulation regarding the usage, treatment, and distribution of water. Such companies may also be adversely affected by the impact of global climate change on the available supply of clean water reserves. The ability of such companies to effectively distribute clean water is dependent on the infrastructure in which they operate. The customers and/or suppliers of water companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on such companies. ●Digital Infrastructure: Companies providing digital infrastructure may be affected by unique supply and demand factors, such as changes in demand for data centers, broadband, and communications infrastructure, consolidation of tower sites, new technologies that may affect demand for communications towers, and changes in demand for wireless infrastructure and wireless connectivity. Such demand is affected by numerous factors including, but not limited to, consumer demand for broadband and wireless connectivity; availability or capacity of data centers, broadband and wireless infrastructure or associated land interests; location of data centers and broadband wireless infrastructure; financial condition of customers; increased use of network sharing, roaming, joint development, or resale agreements by customers; mergers or consolidations by and among customers; governmental regulations, including local or state restrictions on the proliferation of data center, broadband, and wireless infrastructure; and technological changes, including those affecting the number or type of infrastructure needed to provide broadband and wireless connectivity to a given geographic area or resulting in the obsolescence or decommissioning of certain existing networks. ●Sustainable Logistics: Companies providing sustainable logistics may be more vulnerable in disruptions in supply chains and labor shortages. ●Medical Infrastructure: Companies providing medical infrastructure, including companies operating skilled nursing homes, senior living homes and continuing care communities, and providers of health care services, may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. ●Social Housing and Education Infrastructure: Companies providing social housing infrastructure can be significantly affected by the national, regional and local real estate markets. These companies can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales. Companies providing education infrastructure may be affected by changes in demographics and changes in consumer demands. Furthermore, government regulations, programs and policies can have a significant impact on the products and services provided by these companies. Some of these companies involved in education infrastructure rely heavily on tax breaks and government subsidies, which can be very policy-dependent and may not continue indefinitely in the future. Because society’s focus on sustainable infrastructure is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. The Fund’s adviser may consider certain factors related to sustainable infrastructure that may cause it to perform differently compared to funds that do not have such considerations. The consideration of these factors may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for sustainable infrastructure reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies identified by the adviser as related to the theme of sustainable infrastructure do not operate as expected. There is no common or regulatory definition of sustainable infrastructure and each of its sub-themes. As a result, there are significant differences in interpretations of what it means for a company to be providing sustainable infrastructure.
Sustainable Infrastructure ETF | Smaller Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Risk. Investments in securities of smaller companies (mid cap and small cap companies) may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than securities of larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of securities issued by such companies may be more sudden or erratic than the prices of securities of large capitalization companies, especially over the short term. These risks are higher for small cap companies.
Sustainable Infrastructure ETF | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage, thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Certain derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Derivatives also can expose the Fund to derivative liquidity risk, which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error.
Sustainable Infrastructure ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and may affect the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge some or all of its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower the Fund’s potential returns.
Sustainable Infrastructure ETF | Industry and Sector Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Fund’s Shares may fluctuate in response to events affecting that industry or sector.
Sustainable Infrastructure ETF | ETF Shares Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Shares Trading Risk. Shares are listed for trading on The NASDAQ Stock Market LLC (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.
Sustainable Infrastructure ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers.
Sustainable Infrastructure ETF | Non-Diversified Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a fund which invests in more securities.
Sustainable Infrastructure ETF | Real Estate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Sustainable Infrastructure ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1]
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	274
10 Years	rr_ExpenseExampleYear10	$ 616
2023	rr_AnnualReturn2023	8.85%
2024	rr_AnnualReturn2024	(1.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.60%)
1 Year	rr_AverageAnnualReturnYear01	(1.34%)
Life of Fund since	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2022
Sustainable Infrastructure ETF | Return After Taxes on Distributions | ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
Life of Fund since	rr_AverageAnnualReturnSinceInception	0.63%
Sustainable Infrastructure ETF | Return After Taxes on Distributions and Sale of Fund Shares | ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
Life of Fund since	rr_AverageAnnualReturnSinceInception	0.96%
Sustainable Infrastructure ETF | MSCI ACWI INDEX (net total return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
Life of Fund since	rr_AverageAnnualReturnSinceInception	16.96%

[1]	The Fund's management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.